Average Annual Total Returns - ProShares Russell US Dividend Growers ETF	None OneYear	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	Russell 3000® Dividend Elite Index OneYear	Russell 3000® Dividend Elite Index SinceInception
Total	4.82%	7.07%	Nov. 05, 2019	4.16%	6.45%	3.19%	5.28%	5.44%	7.67%